Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Strengthening Program [member]
Statement [LineItems]
Summary of Amounts Received in Advance of Promissory Notes Issued

Date	Number of promissory note	Amount	Original maturity
January 25, 2019	25	Ps. 5,550,217	March, 2041
January 25, 2019	26A	3,836,615	March 2042
February 20, 2019	24	5,912,165	March 2040
March 20, 2019	23	6,232,546	March 2039
April 17, 2019	22	6,531,968	March 2038

Support program [member]
Statement [LineItems]
Summary of Amounts Received in Advance of Promissory Notes Issued	As of April 22, 2019, PEMEX received the payments as follows:

Date	Amount
March 8, 2019	Ps. 10,000,000
April 11, 2019	5,000,000